Commitments and Contingencies - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Mar. 01, 2016 ft²	Jul. 01, 2015 USD ($) ft²	Feb. 28, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Non-cancelable operating lease agreement term		4 years
Area of real estate property (in sqft) | ft²		8,171
Future minimum commitment under non-cancelable operating lease		$ 23,000	$ 22,000
Period of increases to monthly payments		3 years	2 years
Additional area of office space for headquarters facility | ft²	5,265
Lease expiration period		2019-08
Sublease expiration period		2019-08
Future minimum commitment under non-cancelable operating lease during 2019				$ 344,000
Future minimum commitment under non-cancelable operating lease due in two years and thereafter				0
Rent expense				$ 323,000	$ 514,000